List of subsidiaries are as follows (Details Narrative) - Alps Global Holding Berhad [Member]			12 Months Ended
	Jun. 02, 2023 shares	Apr. 10, 2023 MYR (RM) shares	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Feb. 06, 2024 shares
IfrsStatementLineItems [Line Items]
Total consideration | $			$ 2,317,209
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares					57,524,504
Alpscap Berhad [member]
IfrsStatementLineItems [Line Items]
Equity interest	51.00%		51.00%	95.00%
Alpscap Berhad [member] | Share sale agreement [member]
IfrsStatementLineItems [Line Items]
Equity interest		100.00%
Total consideration | RM		RM 686,275
Alpscap Berhad [member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares transferred	44,000
Alpscap Berhad [member] | Ordinary shares [member] | Share sale agreement [member]
IfrsStatementLineItems [Line Items]
Number of shares		160,669
Alps Insurance PCC INC [member]
IfrsStatementLineItems [Line Items]
Equity interest	51.00%		51.00%
Alps Insurance PCC INC [member] | Share sale agreement [member]
IfrsStatementLineItems [Line Items]
Equity interest		95.00%